091-21817 fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original and 9 Copies

SEC Mail Processing Section
DEC 19 2016
Washington DC
412

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

RECEIVED
2016 DEC 20 PM 3:43
SEC / TM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NASDAQ OMX PHLX LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
Dorsey Wright Developed Markets Technical Leaders Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
PIZ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Australian Stock Exchange (ASX), Borsa Italiana, Continuous, Euronext Amsterdam, Euronext Paris, Hong Kong, London Stock Exchange, NASDAQ Stock Market LLC, NYSE, New Zealand, OMX Nordic Exchange, Copenhagen, OMX Nordic Exchange, Helsinki, OMX Nordic Exchange, Stockholm, SWS Swiss, Singapore Stock Exchange, Taiwan Stock Exchange, Tokyo Stock Exchange, Toronto, Xetra
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

16020185

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Colleen Steele

Title:
Assistant Corporate Secretary

Telephone Number:
301-978-8736

Manual Signature of Official Responsible for Form:

Date: **December 12, 2016**

SEC 2449 (6-01)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 19 2016